Fees Summary	Nov. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 897,160,363.80
Previously Paid Amount	(0)
Total Fee Amount	123,897.85
Total Offset Amount
Net Fee	$ 123,897.85